Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Note Receivable	Total Navios Partners' Capital	Noncontrolling interest
Balance at Dec. 31, 2015	$ 732,215	$ 4,169	$ 728,046	$ 0	$ 732,215	$ 0
Balance, Units at Dec. 31, 2015		1,695,509	83,079,710
Cash distribution paid ($0.06 per unit - see Note 21)					0
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), value	440		$ 440		440
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), units			244,201
Net proceeds from issuance of general partner units (see Note 13), value	10	$ 10			10
Net proceeds from issuance of general partner units (see Note 13), units		4,984
Stock based compensation (see Note 13)	93		$ 93		93
Distribution of Navios Containers’ shares ($4.96 per unit - see Note 20)	0
Net loss	(52,549)	$ (1,051)	(51,498)		(52,549)
Balance at Dec. 31, 2016	680,209	$ 3,128	$ 677,081	0	680,209	0
Balance, Units at Dec. 31, 2016		1,700,493	83,323,911
Cash distribution paid ($0.06 per unit - see Note 21)					0
Formation of Navios Containers	17,323					17,323
Issuance of restricted common units (see Note 13), value	1,904		$ 1,904		1,904
Issuance of restricted common units (see Note 13), units			2,040,000
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), value	98,175		$ 98,175		98,175
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), units			48,995,442
Net proceeds from issuance of general partner units (see Note 13), value	2,626	$ 2,626			2,626
Net proceeds from issuance of general partner units (see Note 13), units		1,308,415
Issuance of common units for transfer of Navios Europe I Loans (see Notes 13 & 18), value	(726)		$ 28,697	(29,423)	(726)
Issuance of common units for transfer of Navios Europe I Loans (see Notes 13 & 18), units			13,076,923
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), value	612	$ 12	$ 600		612
Issuance of restricted common units for acquisition of vessels from Rickmers Trust (see Note 13), units		7,376	361,444
Navios Containers’ deconsolidation (see Note 3)	(17,562)					(17,562)
Distribution of Navios Containers’ shares ($4.96 per unit - see Note 20)	0
Net loss	(14,851)	$ (302)	$ (14,788)		(15,090)	239
Balance at Dec. 31, 2017	767,710	$ 5,464	$ 791,669	(29,423)	767,710	0
Balance, Units at Dec. 31, 2017		3,016,284	147,797,720
Cash distribution paid ($0.06 per unit - see Note 21)	(10,261)	$ (205)	$ (10,056)		(10,261)
Issuance of restricted common units (see Note 13), value	1,711	$ 91	$ 1,620		1,711
Issuance of restricted common units (see Note 13), units		57,848	2,834,538
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), value	33,373		$ 33,373		33,373
Proceeds from public offering and issuance of common units, net of offering costs (see Note 13), units			18,422,000
Net proceeds from issuance of general partner units (see Note 13), value	714	$ 714			714
Net proceeds from issuance of general partner units (see Note 13), units		375,959
Stock based compensation (see Note 13)	830		$ 830		830
Distribution of Navios Containers’ shares ($4.96 per unit - see Note 20)	(4,243)		(4,243)		(4,243)
Net loss	(13,081)	$ (262)	(12,819)		(13,081)
Balance at Dec. 31, 2018	$ 776,753	$ 5,802	$ 800,374	$ (29,423)	$ 776,753	$ 0
Balance, Units at Dec. 31, 2018		3,450,091	169,054,258